Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	$ 30,952	$ 24,174	$ 30,314
Carrying value	26,583	23,979	22,421
Difference between carrying value and contractual maturity amount	4,369	195	7,893
Change in fair value for the period attributable to change in own credit risk recorded in other comprehensive income	(1,090)	231	373
Cumulative changes in fair value attributable to changes in own credit risk	$ 139	$ (498)	$ 1,229